Financial instruments - Disclosure of Financial Liabilities at Amortized Cost (Details) - Financial liabilities at amortized cost - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 7,302	SFr 5,731
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	937	679
Accrued project costs and royalties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,268	2,057
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,644	2,444
Other non-employee related accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 453	SFr 551